Prepayments and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of Prepayments and Other Non Current Assets

	December 31,
	2018	2019
	RMB	RMB
Prepayments to vendors and content providers	43,488	93,502
Refundable l ease deposits	3,987	4,826
Prepayments for equity investments	67,250	2,000
Others	6,105	4,567

Total	120,830	104,895